PENSION AND OTHER POSTRETIREMENT BENEFITS - Future Benefit Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
U.S.
Future Benefit Payments
2017	$ 61.6
2018	83.2
2019	58.9
2020	59.1
2021	60.7
2022 - 2026	305.1
Int'l
Future Benefit Payments
2017	16.0
2018	16.7
2019	20.1
2020	19.2
2021	19.5
2022 - 2026	120.0
U.S. Postretirement Health Benefits
Future Benefit Payments
2017	0.8
2018	0.5
2019	0.5
2020	0.4
2021	0.4
2022 - 2026	$ 1.5